Virtus Strategic Income Fund
Virtus Strategic Income Fund

Virtus Strategic Income Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated February 29, 2016, and the Virtus Alternative Solutions Trust Statutory Prospectus dated February 29, 2016, as supplemented

Important Notice to Investors

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Strategic Income Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.37%	1.37%	1.37%
Total Annual Fund Operating Expense		2.42%	3.17%	2.17%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.27%)	(1.27%)	(1.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.15%	1.90%	0.90%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class C Shares and 0.90% for Class I Shares through March 1, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Strategic Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	488	984	1,506	2,935
Class C	Sold	293	859	1,549	3,388
Class I	Sold	92	557	1,048	2,403

Expense Example, No Redemption - Virtus Strategic Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	488	984	1,506	2,935
Class C	Held	193	859	1,549	3,388
Class I	Held	92	557	1,048	2,403